SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL
SHARE CAPITAL

13. SHARE CAPITAL

The Company has three authorized classes of ordinary shares, Class A, Class B and Class C with €0.01, €0.10 and €0.09 par value, respectively. The principal features of the three classes of ordinary shares are as follows:

●	Class A shares, par value €0.01 per share, entitled to one vote per share. The Class A shares share ratably with the Class B shares, on a pari passu basis, in any dividends or other distributions.
●	Class B shares, par value €0.10 per share, entitled to ten votes per share. Class B shares may only be transferred to qualified holders. In order to sell a Class B share, it must be converted into a Class A share.
●	Class C shares, par value €0.09 per share, entitled to nine votes per share. The Class C shares are entitled to a fixed nominal amount in the event of a dividend or distribution limited to 1% of the nominal value of such Class C shares in any one financial year if any such shares were to be outstanding on the record date for a dividend declaration. The Class C shares are used for technical purposes related to the conversion of Class B shares into Class A shares. During the periods between conversion and cancellation, all Class C shares are held by the Nebius Group Conversion Foundation (Stichting Nebius Group Conversion). The Nebius Group Conversion Foundation was incorporated under the laws of the Netherlands in October 2008 for the sole purpose of facilitating the conversion of Class B shares into Class A shares. The Nebius Group Conversion Foundation is managed by a board of directors appointed by the Company.

On September 21, 2009, the Company issued a Priority Share. On March 7, 2024, the Meeting of Holders of Class A Ordinary Shares and the Extraordinary General Meeting of Shareholders of the Company approved the cancellation of the Priority Share.

The share capital as of each balance sheet date was as follows (EUR in millions):

	December 31, 2023			December 31, 2024
	Shares	EUR	USD	Shares	EUR	USD
Authorized:	574,887,317			574,887,316
Priority share	1			—
Class A ordinary shares	500,000,000			500,000,000
Class B ordinary shares	37,138,658			37,138,658
Class C ordinary shares	37,748,658			37,748,658
Issued and fully paid:	362,040,945	€6.8	$9.2	362,040,944	€6.8	$9.2
Priority share	1	—	—	—	—	—
Class A ordinary shares	326,342,270	3.2	4.3	326,342,270	3.2	4.3
Class B ordinary shares	35,698,674	3.6	4.9	35,698,674	3.6	4.9
Class C ordinary shares	—	—	—	—	—	—

Class C shares held in treasury were not disclosed as such due to the technical nature of this class of shares.

The Company issued a total of 2,541,791 new Settlement Shares in September 2022 and October 2022 in connection with the Convertible Notes (Note 12). In 2024, an additional 3,046,129 Settlement Shares were transferred to former noteholders from treasury.

In May 2024 and July 2024, the Company received in aggregate 162,485,725 of its Class A shares as part of the consideration for the Divestment (Note 3). Following the completion of the Divestment, such shares are held in treasury. Treasury stock was accounted for under the weighted-average cost method.

In December 2024, the Company sold 33,333,334 Class A ordinary shares at a price of $21.00 per share in a private placement. The aggregate net proceeds to the Company of $667.5 were accounted against treasury shares at cost and the difference between the selling price and the weighted-average price per Class A share held in treasury was accounted in additional-paid-in capital.

As of December 31, 2024 the Company has 235,753,600 ordinary shares outstanding, consisting of 200,054,926 Class A shares and 35,698,674 Class B shares. The Company also has an additional 126,287,344 Class A shares issued and held in treasury.